Long-term debt - Debt principal payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 235,082
2022	175,061
2023	262,174
2024	295,271
2025	210,743
2026 and thereafter	331,463
Total	$ 1,509,794	$ 1,544,551